Borrowings - Schedule of Fair Value of the Convertible Notes (Details) - BOLT THREADS, INC. [Member]	Dec. 31, 2023
Probability of Each Scenario [Member] | Scenario One [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of convertible notes	90	[1]
Probability of Each Scenario [Member] | Scenario Two [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of convertible notes	10	[1]
Expected Remaining Term (years) [Member] | Scenario One [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of convertible notes	0.5	[2]
Expected Remaining Term (years) [Member] | Scenario Two [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of convertible notes	0.76	[2]
Implied Discount Rate [Member] | Scenario One [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of convertible notes	25.8	[3]
Implied Discount Rate [Member] | Scenario Two [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of convertible notes	25.8	[3]

[1]	The probability of each scenario is based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.
[2]	The expected remaining term represents the period of time that Bridge Convertible Notes are expected to be converted.
[3]	The implied discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.